Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value of Financial Instruments [Line Items]
Note payable to related party	$ 0	$ 30,493
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,824,899	1,708,683
Total financial assets	1,824,899	1,708,683
Long-term debt	2,488,347	2,316,586
Convertible debentures	433	623
Total financial liabilities	2,488,780	2,317,209
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0	20,015
Development loans and other receivables	9,299	31,088
Derivative Asset	8,488	194
Total financial assets	17,787	51,297
Long-term debt	4,586,832	2,823,473
Note payable to related party		30,493
Convertible debentures	0
Derivative financial instruments, liabilities	64,844	104,481
Total financial liabilities	4,666,887	2,974,012
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	2,365
Derivative financial instruments, liabilities	9,124	19,649
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	2,406	194
Derivative financial instruments, liabilities		614
Level 2 | Cross currency swap
Fair Value of Financial Instruments [Line Items]
Derivative Asset	3,717
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	55,720	84,218
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	15,211	15,565
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	104,229	110,514
Development loans and other receivables	0	0
Derivative Asset	23,773	51,913
Total financial assets	128,002	162,427
Derivative financial instruments, liabilities	17,911	5,929
Total financial liabilities	17,911	5,929
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	23,494	51,525
Derivative financial instruments, liabilities	15,384	5,597
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	279
Derivative financial instruments, liabilities	2,527
Level 3 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		388
Derivative financial instruments, liabilities		332
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,929,128	1,839,212
Development loans and other receivables	7,962	23,804
Derivative Asset	32,261	52,107
Total financial assets	1,969,351	1,915,123
Long-term debt	6,622,363	4,538,470
Note payable to related party		30,493
Convertible debentures	285	295
Derivative financial instruments, liabilities	82,755	110,410
Total financial liabilities	6,719,271	4,693,366
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	23,494	51,525
Derivative financial instruments, liabilities	15,384	5,597
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	279
Derivative financial instruments, liabilities	2,527
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		388
Derivative financial instruments, liabilities		332
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	2,365
Derivative financial instruments, liabilities	9,124	19,649
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	2,406	194
Derivative financial instruments, liabilities		614
Carrying amount | Cross currency swap
Fair Value of Financial Instruments [Line Items]
Derivative Asset	3,717
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	55,720	84,218
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	13,868	13,698
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,929,128	1,839,212
Development loans and other receivables	9,299	31,088
Derivative Asset	32,261	52,107
Total financial assets	1,970,688	1,922,407
Long-term debt	7,075,179	5,140,059
Note payable to related party		30,493
Convertible debentures	433	623
Derivative financial instruments, liabilities	82,755	110,410
Total financial liabilities	7,173,578	5,297,150
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	23,494	51,525
Derivative financial instruments, liabilities	15,384	5,597
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	279
Derivative financial instruments, liabilities	2,527
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		388
Derivative financial instruments, liabilities		332
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	2,365
Derivative financial instruments, liabilities	9,124	19,649
Fair value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	2,406	194
Derivative financial instruments, liabilities		614
Fair value | Cross currency swap
Fair Value of Financial Instruments [Line Items]
Derivative Asset	3,717
Fair value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	55,720	84,218
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	$ 15,211	$ 15,565